Earnings per share - Weighted average shares (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted average number of shares for calculating earnings per share
Weighted average number of shares for calculation of basic earnings per share	2,580	2,715	2,741
Dilutive effect of share options and awards	12	5	6
Weighted average number of shares for calculation of diluted earnings per share	2,592	2,720	2,747